Financial assets - Schedule of Analysis of Derivative Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Carrying amount assets	€ 37,441	€ 28,551
Carrying amount, liabilities	219,161	248,491
Foreign Exchange Forward Contracts | Hedging Instruments
Disclosure of financial assets [line items]
Fair value, liabilities		1,681
Foreign Exchange Forward Contracts | Derivatives Current Financial Assets | Not Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	1,658	49
Fair value, assets	1,658	49
Foreign Exchange Forward Contracts | Derivatives Current Financial Assets | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	849
Fair value, assets	849
Interest Rate Swap | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities		€ 1,681
Interest Rate Swap | Derivatives Current Financial Assets | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	3,187
Fair value, assets	3,187
Interest Rate Swap | Derivatives Non-Current Financial Assets | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	2,795
Fair value, assets	€ 2,795